Shareholders’ Deficit - Schedule of Stock Warrants (Details) - Warrant [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Warrants [Line Items]
Number of, Outstanding balance	804,351	1,014,932	1,014,932	774,146
Weighted Average Exercise Price, Outstanding balance	$ 16.31	$ 16.25	$ 16.25	$ 20.48
Number of Granted during the period	49,615		69,333	302,308
Weighted Average Exercise Price, Granted during the period	$ 5.04		$ 2.26	$ 6.38
Number of Exercised during the period
Weighted Average Exercise Price, Exercised during the period
Number of Expired during the period	(195,252)		(279,914)	(61,522)
Weighted Average Exercise Price, Expired during the period	$ (34.27)		$ (12.61)	$ (27.84)
Number, Down round adjustments during the period	14,110
Weighted Average Exercise Price, Down round adjustments during the period	$ 4.25
Number of, Outstanding balance	672,824		804,351	1,014,932
Weighted Average Exercise Price, Outstanding balance	$ 9.92		$ 16.31	$ 16.43
Number of, Exercisable	672,824		804,351	1,014,888
Weighted Average Exercise Price, Exercisable	$ 9.92		$ 16.31	$ 16.43
Number of, Weighted average remaining life	5 years 6 months		4 years 4 months 24 days	3 years 7 months 6 days
Weighted Average Exercise Price, Weighted average remaining life
Previously Reported [Member]
Schedule of Stock Warrants [Line Items]
Number of, Outstanding balance		1,014,888	1,014,888
Weighted Average Exercise Price, Outstanding balance		$ 16	$ 16
Number of Granted during the period		13,534
Weighted Average Exercise Price, Granted during the period		$ 4
Number of Exercised during the period
Weighted Average Exercise Price, Exercised during the period
Number of Expired during the period		(225,420)
Weighted Average Exercise Price, Expired during the period		$ (13)
Number, Down round adjustments during the period
Weighted Average Exercise Price, Down round adjustments during the period
Number of, Outstanding balance		803,002		1,014,888
Weighted Average Exercise Price, Outstanding balance		$ 17
Number of, Exercisable		803,002
Weighted Average Exercise Price, Exercisable		$ 17
Number of, Weighted average remaining life		4 years 6 months
Weighted Average Exercise Price, Weighted average remaining life